PROPERTY AND EQUIPMENT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property and equipment
Property and equipment, gross	$ 19,340	$ 17,308
Accumulated depreciation	(6,190)	(4,930)
Property and equipment, net	13,150	12,378
Depreciation expense	1,474	1,365	1,798
Land
Property and equipment
Property and equipment, gross	332	332
Buildings
Property and equipment
Property and equipment, gross	8,362	7,419
Buildings | Maximum
Property and equipment
Useful Life	40 years
Building and leasehold improvements
Property and equipment
Property and equipment, gross	760	889
Building and leasehold improvements | Minimum
Property and equipment
Useful Life	5 years
Building and leasehold improvements | Maximum
Property and equipment
Useful Life	15 years
Equipment and fixtures
Property and equipment
Property and equipment, gross	7,221	6,572
Equipment and fixtures | Minimum
Property and equipment
Useful Life	5 years
Equipment and fixtures | Maximum
Property and equipment
Useful Life	10 years
Computer equipment
Property and equipment
Property and equipment, gross	2,665	2,096
Computer equipment | Minimum
Property and equipment
Useful Life	3 years
Computer equipment | Maximum
Property and equipment
Useful Life	5 years
Assets held-for-sale
Property and equipment
Carrying value of properties held for sale		300	1,232
Impairment loss		932
Gain (loss) on sale of assets	$ 0